Accounts Payable and Accrued Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Accounts payable	$ 1,653,002	$ 2,326,439
Accrued expenses	1,130,423	725,208
Payroll liabilities	120,448	132,734
Total	$ 2,903,873	$ 3,184,381